SCHEDULE OF FUTURE INTANGIBLE AMORTIZATION (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 469
2025	469
2026	469
2027	371
2028	273
Thereafter	1,630
Total amortization	$ 3,681